Defined benefit plans (Detail 5.1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit		SFr 471	SFr 435	SFr 569
Major pension plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		456	480
Interest expense related to defined benefit obligation		325	419
Interest income related to plan assets		(307)	(420)
Interest expense on asset ceiling effect		13	14
Administration expenses, taxes and premiums paid		14	16
Curtailments		(49)	(96)
Net periodic expenses recognized in net profit	[1]	452	412	546
Swiss plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		448	471
Interest expense related to defined benefit obligation		163	240
Interest income related to plan assets		(178)	(258)
Interest expense on asset ceiling effect		13	14
Administration expenses, taxes and premiums paid		10	10
Curtailments		(49)	(96)
Net periodic expenses recognized in net profit	[2]	406	381	515
UK plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		0	0
Interest expense related to defined benefit obligation		100	116
Interest income related to plan assets		(86)	(118)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		0	0
Curtailments		0	0
Net periodic expenses recognized in net profit		14	(2)	18
US and German plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		9	9
Interest expense related to defined benefit obligation		61	62
Interest income related to plan assets		(44)	(44)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		4	6
Curtailments		0	0
Net periodic expenses recognized in net profit		31	33	12
UBS AG
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit		359	433	568
UBS AG | Major pension plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		333	480
Interest expense related to defined benefit obligation		279	419
Interest income related to plan assets		(257)	(420)
Interest expense on asset ceiling effect		9	14
Administration expenses, taxes and premiums paid		12	16
Curtailments		(27)	(96)
Net periodic expenses recognized in net profit	[1]	347	412	546
UBS AG | Swiss plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		324	471
Interest expense related to defined benefit obligation		117	240
Interest income related to plan assets		(128)	(258)
Interest expense on asset ceiling effect		9	14
Administration expenses, taxes and premiums paid		7	10
Curtailments		(27)	(96)
Net periodic expenses recognized in net profit	[3]	302	381	515
UBS AG | UK plan
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		0	0
Interest expense related to defined benefit obligation		100	116
Interest income related to plan assets		(86)	(118)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		0	0
Curtailments		0	0
Net periodic expenses recognized in net profit		14	(2)	18
UBS AG | US and German plans
Postemployment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost		9	9
Interest expense related to defined benefit obligation		61	62
Interest income related to plan assets		(44)	(44)
Interest expense on asset ceiling effect		0	0
Administration expenses, taxes and premiums paid		4	6
Curtailments		0	0
Net periodic expenses recognized in net profit		SFr 31	SFr 33	SFr 12

[1]	Refer to Note 26a for more information.
[2]
The increase in net periodic pension expenses for the Swiss pension plan between 2017 and 2016 related primarily to lower curtailments, partly offset by lower expenses due to changes in demographic and financial assumptions.

[3]	The decrease in net periodic pension expenses for the Swiss pension plan in 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG.